Commitments and Contractual Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Summary of Contractual Obligations
The Company’s commitments and contractual obligations at December 31, 2022, include:

	2023	2024	2025	2026	2027 and later	Total

Debt (1)	$—	$—	$—	$—	$500,000	$500,000
Purchase obligations	29,334	5,199	2,363	—	—	36,896
Leases	4,638	3,950	2,989	1,673	8,288	21,538
Mineral properties	9,054	9,099	9,099	9,098	12,936	49,286
Asset retirement obligations	3,980	2,308	2,000	—	177,380	185,668
	$47,006	$20,556	$16,451	$10,771	$698,604	$793,388
(1)Does not include interest on debt.